Commitments and Contingencies - Future Minimum Payments Under the Non-Cancelable (Details) - USD ($) $ in Thousands	Mar. 31, 2020	Dec. 31, 2019
Other Commitments [Line Items]
2020		$ 74,390
From April 1, 2020 to 31 December, 2020	$ 42,184
2021	45,948	54,725
2022	24,285	33,885
2023	13,689	13,689
2024	4,950	4,950
Thereafter	4,100	4,100
Total	135,156	185,739
Contingent Success Fee
Other Commitments [Line Items]
Total	$ 14,965	$ 13,880